Benefit plans (Details 3)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Discount rate	5.00%	5.00%	5.00%
Salary increase	1.00%	1.00%	1.00%
Inflation	31.00%	209.00%	89.00%